Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 875,213,699	$ 309,975,140	$ 332,036,013	$ 235,684,500
Other current financial assets	3,530,216	4,041,415
Other current non-financial assets	192,640,352	66,825,997
Trade and other receivables, current	1,509,513,355	688,185,127
Current accounts receivable from related parties	256,268,604	56,440,088
Inventories	77,916,093	31,247,710
Current tax assets	120,558,367	111,537,016
Non-current assets or groups of assets for disposal classified as held for sale	28,601,633
TOTAL CURRENT ASSETS	3,064,242,319	1,268,252,493
Other non-current financial assets	59,827,640	39,379,065
Other non-current non-financial assets	78,276,341	89,616,648
Trade and other non-current receivables	691,147,645	515,786,340
Non-current accounts receivable from related parties		6,348,001
Investments accounted for using the equity method	17,752,778	9,923,933	12,992,803
Intangible assets other than goodwill	191,441,263	191,221,555	165,114,521
Goodwill	883,613,429	921,078,198	915,705,369
Property, plant and equipment	6,572,353,994	6,110,688,761	5,033,496,472
Investment property	7,348,262	7,539,005	7,421,940
Right-of-use asset	233,698,432	160,788,861
Deferred tax assets	65,877,629	179,700,736
TOTAL NON-CURRENT ASSETS	8,801,337,413	8,232,071,103
TOTAL ASSETS	11,865,579,732	9,500,323,596
Other current financial liabilities	68,519,783	88,339,890
Current lease liabilities	19,020,636	11,105,018
Trade and other payables, current	1,743,892,909	978,324,487
Current accounts payable to related parties	946,498,574	1,004,597,958
Other current provisions	22,902,006	19,756,317
Current tax liabilities	334,336,370	13,148,707
Other current non-financial liabilities	33,321,602	17,053,840
TOTAL CURRENT LIABILITIES	3,168,491,880	2,132,326,217
Other non-current financial liabilities	2,183,803,256	1,941,874,378
Non-current lease liabilities	216,664,919	148,557,059
Trade and other payables non-current	308,308,862	179,397,412
Non-Current accounts payable to related parties	1,147,096,713	1,300,059,097
Other long-term provisions	189,470,243	194,112,714
Deferred tax liabilities	199,016,494	197,416,950
Non-current provisions for employee benefits	62,699,415	58,951,586	$ 75,538,265
Other non-current non-financial liabilities	1,088,647	1,135,285
TOTAL NON-CURRENT LIABILITIES	4,308,148,549	4,021,504,481
TOTAL LIABILITIES	7,476,640,429	6,153,830,698
Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	32,892
Other current non-financial assets	3,065,209	4,368,548
Trade and other receivables, current	4,374,199	1,913,471
Inventories	136,717	135,552
TOTAL CURRENT ASSETS	7,609,017	6,417,571
Other non-current financial assets	1,458,904	16,863,692
Other non-current non-financial assets	70,036	62,133
Trade and other non-current receivables	20,988,425	7,415,493
Right-of-use asset	208,921,326	84,224,468
TOTAL NON-CURRENT ASSETS	231,438,691	108,565,786
TOTAL ASSETS	239,047,708	114,983,357
Other current financial liabilities	40,274,963	35,691,780
Current lease liabilities	11,041,842	5,891,047
Trade and other payables, current	27,565,082	11,595,068
TOTAL CURRENT LIABILITIES	78,881,887	53,177,895
Other non-current financial liabilities	225,557,282	232,572,049
Non-current lease liabilities	208,182,319	133,208,951
TOTAL NON-CURRENT LIABILITIES	433,739,601	365,781,000
TOTAL LIABILITIES	512,621,488	418,958,895
Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	745,956,809	245,516,611
Other current financial assets	2,856,333	1,964,183
Other current non-financial assets	161,803,844	38,910,048
Trade and other receivables, current	1,463,980,203	673,441,405
Current accounts receivable from related parties	3,741,016	5,923,226
Inventories	65,749,377	20,464,746
Current tax assets	112,755,098	108,728,114
Non-current assets or groups of assets for disposal classified as held for sale	28,333,006
TOTAL CURRENT ASSETS	2,585,175,686	1,094,948,333
Other non-current financial assets	58,368,736	21,588,925
Other non-current non-financial assets	78,178,092	89,522,912
Trade and other non-current receivables	114,670,586	507,930,913
Investments accounted for using the equity method	4,960,303	1,277
Intangible assets other than goodwill	109,744,724	116,823,399
Goodwill	849,345,650	887,257,655
Property, plant and equipment	3,212,229,418	3,303,144,446
Investment property	7,348,262	7,539,005
Right-of-use asset	17,988,526	19,550,176
Deferred tax assets	42,524,495	168,154,950
TOTAL NON-CURRENT ASSETS	4,495,358,792	5,121,513,658
TOTAL ASSETS	7,080,534,478	6,216,461,991
Other current financial liabilities	83	3
Current lease liabilities	100,658	81,203
Trade and other payables, current	1,336,917,391	686,640,406
Current accounts payable to related parties	234,496,436	20,240,202
Other current provisions	22,760,982	19,341,067
Current tax liabilities	327,612,098	10,686,838
Other current non-financial liabilities	28,318,088	12,453,608
TOTAL CURRENT LIABILITIES	1,950,205,736	749,443,327
Non-current lease liabilities	996,108	37,922
Trade and other payables non-current	27,660	27,661
Other long-term provisions	164,276,876	177,253,679
Deferred tax liabilities	36,601,749	58,397,322
Non-current provisions for employee benefits	62,699,415	58,091,481
Other non-current non-financial liabilities	1,088,647	1,135,285
TOTAL NON-CURRENT LIABILITIES	265,690,455	294,943,350
TOTAL LIABILITIES	2,215,896,191	1,044,386,677
Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	128,804,370	64,066,348
Other current financial assets	657,001	2,077,232
Other current non-financial assets	26,263,120	16,741,321
Trade and other receivables, current	41,156,861	12,501,931
Current accounts receivable from related parties	20,048,882	25,269,387
Inventories	9,292,286	8,745,117
Current tax assets	7,803,269	2,808,902
Non-current assets or groups of assets for disposal classified as held for sale	268,627
TOTAL CURRENT ASSETS	234,294,416	132,210,238
Other non-current financial assets		926,448
Other non-current non-financial assets	28,213	31,603
Trade and other non-current receivables	554,563,222	439,122
Non-current accounts receivable from related parties		6,348,001
Investments accounted for using the equity method	12,404,147	9,535,521
Intangible assets other than goodwill	81,674,736	74,306,735
Goodwill	34,267,779	33,820,543
Property, plant and equipment	3,345,829,232	2,792,960,024
Right-of-use asset		49,521,196
Deferred tax assets	23,353,134	11,545,786
TOTAL NON-CURRENT ASSETS	4,052,120,463	2,979,434,979
TOTAL ASSETS	4,286,414,879	3,111,645,217
Other current financial liabilities	28,244,737	52,648,107
Current lease liabilities	6,429,038	3,654,887
Trade and other payables, current	371,476,401	271,863,500
Current accounts payable to related parties	448,393,609	808,325,434
Other current provisions		186,526
Current tax liabilities	6,724,272	2,461,869
Other current non-financial liabilities	4,499,888	691,075
TOTAL CURRENT LIABILITIES	865,767,945	1,139,831,398
Other non-current financial liabilities	1,958,245,974	1,709,302,329
Non-current lease liabilities	1,027,260	8,080,578
Trade and other payables non-current	308,281,202	179,369,751
Non-Current accounts payable to related parties	1,147,096,713	1,300,059,097
Other long-term provisions	25,193,367	16,859,035
Deferred tax liabilities	162,414,745	139,019,628
Non-current provisions for employee benefits		860,105
TOTAL NON-CURRENT LIABILITIES	3,602,259,261	3,353,550,523
TOTAL LIABILITIES	4,468,027,206	4,493,381,921
Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	176,894	196,498
Other current financial assets	16,882
Other current non-financial assets	502,775	5,593,825
Trade and other receivables, current	2,092	328,320
Current accounts receivable from related parties	232,478,706	25,247,475
Inventories	2,737,713	1,876,620
TOTAL CURRENT ASSETS	235,915,062	33,242,738
Right-of-use asset	6,788,580	7,493,021
TOTAL NON-CURRENT ASSETS	6,788,580	7,493,021
TOTAL ASSETS	242,703,642	40,735,759
Current lease liabilities	1,449,098	1,477,881
Trade and other payables, current	7,596,123	7,550,846
Current accounts payable to related parties	263,608,529	176,027,245
Other current non-financial liabilities	486,941	3,885,531
TOTAL CURRENT LIABILITIES	273,140,691	188,941,503
Non-current lease liabilities	6,459,232	7,229,608
TOTAL NON-CURRENT LIABILITIES	6,459,232	7,229,608
TOTAL LIABILITIES	279,599,923	196,171,111
Foreign Currency Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts payable to related parties		5,077
TOTAL CURRENT LIABILITIES		5,077
TOTAL LIABILITIES		5,077
Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	242,734	195,683
Other current non-financial assets	1,005,404	1,212,255
Inventories		25,675
TOTAL CURRENT ASSETS	1,248,138	1,433,613
Trade and other non-current receivables	925,412	812
Investments accounted for using the equity method	388,328	387,135
Intangible assets other than goodwill	21,803	91,421
Property, plant and equipment	14,295,344	14,584,291
TOTAL NON-CURRENT ASSETS	15,630,887	15,063,659
TOTAL ASSETS	16,879,025	16,497,272
Trade and other payables, current	324,415	674,667
Other current provisions	141,024	228,724
Other current non-financial liabilities	16,685	23,626
TOTAL CURRENT LIABILITIES	482,124	927,017
TOTAL LIABILITIES	482,124	$ 927,017
Foreign Currency Other Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other payables, current	13,497
TOTAL CURRENT LIABILITIES	13,497
TOTAL LIABILITIES	$ 13,497